UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

Form 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment (   );  Amendment Number: ________
   This Amendment (Check only one.):
  (   ) is a restatement.
  (   ) adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 	Buffington Mohr McNeal
Address: P.O. Box 2016, Boise, ID 83701

Form 13F File Number: 28-11530

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Bruce R. Mohr
Title: Partner
Phone: 208-338-5551

Signature, Place, and Date of Signing:

Bruce R. Mohr
Boise, Idaho
August 8, 2011

Report Type (Check only one):

( X )	13 F HOLDINGS REPORT.
(   )	13F NOTICE.
(   )	13F COMBINATION REPORT.

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	46

Form 13F Information Table Value Total:	9180
					(thousands)



List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN ELEC PWR              COM              025537101      175     4650 SH       SOLE                     4650
BECTON DICKINSON               COM              075887109      361     4195 SH       SOLE                     4195
CATERPILLAR INC                COM              149123101      155     1460 SH       SOLE                     1460
CHEVRON CORP                   COM              166764100       18      175 SH       SOLE                      175
CISCO SYSTEMS                  COM              17275R102      159    10155 SH       SOLE                    10155
CONOCOPHILLIPS                 COM              20825c104       85     1135 SH       SOLE                     1135
CONSOLIDATED EDISON            COM              209115104      341     6400 SH       SOLE                     6400
COSTCO                         COM              22160K105      457     5620 SH       SOLE                     5620
DANAHER                        COM              235851102       11      200 SH       SOLE                      200
DTE ENERGY                     COM              233331107       10      200 SH       SOLE                      200
DU PONT NEMOURS                COM              263534109       93     1725 SH       SOLE                     1725
DUKE ENERGY                    COM              26441C105      280    14875 SH       SOLE                    14875
E M C CORP                     COM              268648102       62     2250 SH       SOLE                     2250
EMERSON ELECTRIC               COM              291011104       15      275 SH       SOLE                      275
EXXON MOBIL                    COM              30231G102      708     8703 SH       SOLE                     8703
GENERAL ELECTRIC               COM              369604103      220    11675 SH       SOLE                    11675
GENERAL MILLS                  COM              370334104       73     1950 SH       SOLE                     1950
HALLIBURTON                    COM              406216101       15      300 SH       SOLE                      300
HEWLETT PACKARD                COM              428236103       85     2325 SH       SOLE                     2325
HONEYWELL                      COM              438516106       31      525 SH       SOLE                      525
INT'L BUS MACH                 COM              459200101       93      542 SH       SOLE                      542
JOHNSON & JOHNSON              COM              478160104      390     5860 SH       SOLE                     5860
MERCK                          COM              58933Y105       28      800 SH       SOLE                      800
METLIFE                        COM              59156R108      157     3575 SH       SOLE                     3575
MICRON TECH                    COM              595112103        7      900 SH       SOLE                      900
MICROSOFT                      COM              594918104      309    11890 SH       SOLE                    11890
NOBLE CORP                     COM                             108     2750 SH       SOLE                     2750
PROCTOR & GAMBLE               COM              742718109      190     2993 SH       SOLE                     2993
STATE STREET                   COM              857477103       25      550 SH       SOLE                      550
US BANCORP                     COM              902973106      535    20975 SH       SOLE                    20975
VERIZON COMM                   COM              92343V104        3       75 SH       SOLE                       75
WAL-MART                       COM              931142103       53     1000 SH       SOLE                     1000
YUM! BRANDS                    COM              988498101       28      515 SH       SOLE                      515
BARCLAYS BK 6.625% PERP                         06739F390       17      700 SH       SOLE                      700
BB&T CAP TST 8.95% CALL 9/15/1                  05530j205       22      850 SH       SOLE                      850
JP MORGAN 8.625% CALL 9/1/13                    46625H621       49     1750 SH       SOLE                     1750
ROYAL BK SCOTLND 7.25% CALL 12                  780097713      112     5950 SH       SOLE                     5950
ARTISAN INTL FD                                 04314H204       48 2094.972 SH       SOLE                 2094.972
BARON GROWTH FD                                 068278209     1345 23880.654SH       SOLE                23880.654
INVESCO DEVELOPING MKTS A                       00141T577      356 10650.226SH       SOLE                10650.226
LAUDUS INT'L MRKTMASTERS INST                   808509640     1165 57897.651SH       SOLE                57897.651
LAUDUS INT'L MRKTMASTERS INV                    808509889       24 1192.820 SH       SOLE                 1192.820
SCOUT INTL FD                                   81063U503       10  293.600 SH       SOLE                  293.600
THORNBURG VAL FD-A                              885215731       87 2425.909 SH       SOLE                 2425.909
ISHARES COMEX GOLD TRUST                        464285105      254 17350.000SH       SOLE                17350.000
ISHARES S&P PREFD INDX                          464288687      409 10320.000SH       SOLE                10320.000